Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 41	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 43	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
515-235-9328
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:	with a copy to:
Adam U. Shaikh	Veena K. Jain
Principal Financial Group	Drinker Biddle & Reath LLP
Des Moines, IA 50392	191 N. Wacker Drive, Suite 3700
Chicago, IL 60606-1698
_________________
Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b) of Rule 485
____    on (date) pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Active Global Dividend Income ETF
EXPLANATORY NOTE

The filing relates to the Registrant's prospectus for shares of Principal Active Global Dividend Income ETF which were included in 1933 Act Post-Effective Amendment number 36 (as filed on May 8, 2017, SEC Accession No. 0001572661-17-000113) and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 26th day of May, 2017.

Principal Exchange-Traded Funds
(Registrant)
/s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	May 26, 2017

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	May 26, 2017

May 26, 2017
/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)
May 26, 2017
(E. Ballantine)* __________________________ E. Ballantine	Trustee
May 26, 2017
(L. T. Barnes)* __________________________ L. T. Barnes	Trustee
May 26, 2017
(C. Damos)* __________________________ C. Damos	Trustee
May 26, 2017
(N. M. Everett)* __________________________ N. M. Everett	Trustee
May 26, 2017
(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee
May 26, 2017
(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee
May 26, 2017
(T. Huang)* __________________________ T. Huang	Trustee
May 26, 2017
(K. McMillan)* __________________________ K. McMillan	Trustee
May 26, 2017
(E. A. Nickels)* __________________________ E. A. Nickels	Trustee

*   Pursuant to Power of Attorney appointing M. J. Beer
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008), for E. A. Nickels on October 27, 2015 (Accession No. 0001572661-15-000049)

Exhibit No.                Exhibits

Ex-101.INS                XBRL Instance Document

Ex-101.SCH                XBRL Taxonomy Extension Schema Document

Ex-101.CAL                XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF                XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB                XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE                XBRL Taxonomy Extension Presentation Linkbase Document